Pension Plans and Similar Obligations - Sensitivity Analysis (Details) - Discount rate - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pension Plans and Similar Obligations
Increase in actuarial assumption (as a percent)	50.00%
Decrease in actuarial assumption (as a percent)	50.00%
Present value of the DBO if discount rate was 50 basis points higher	€ 1,824	€ 1,617	€ 1,353
Present value of the DBO if discount rate was 50 basis points lower	2,062	1,825	1,531
Other Foreign Post Employment Plans
Pension Plans and Similar Obligations
Present value of the DBO if discount rate was 50 basis points higher	185	154	126
Present value of the DBO if discount rate was 50 basis points lower	204	159	141
Germany
Pension Plans and Similar Obligations
Present value of the DBO if discount rate was 50 basis points higher	1,066	968	836
Present value of the DBO if discount rate was 50 basis points lower	1,195	1,090	940
Foreign
Pension Plans and Similar Obligations
Present value of the DBO if discount rate was 50 basis points higher	573	495	391
Present value of the DBO if discount rate was 50 basis points lower	€ 663	€ 576	€ 450